                   OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
                  Supplement dated September 30, 2003 to the
                       Prospectus dated August 22, 2003

   The section titled "Portfolio  Managers" on page 12 is deleted and replaced with the following:

      Portfolio  Managers.  The  portfolio  managers  of  the  Fund  are
      Nikolaos  Monoyios and Mark Zavanelli.  Effective October 2003 Mr.
      Monoyios  is a Vice  President  of the  Manager and an officer and portfolio  manager of other  Oppenheimer  funds.  Prior to joining the  Manager in 1998,  Mr.  Monoyios  was a  portfolio  manager at
      Guardian Investor Services,  the investment  management subsidiary of The Guardian Life Insurance  Company.  Mr.  Zavanelli is a Vice
      President  of the  Fund  and of the  Manager  and an  officer  and portfolio Manager of other Oppenheimer  funds.  Before joining the
      Manager in April 1998,  Mr.  Zavanelli  was President of Waterside
      Capital Management,  a registered  investment advisor (from August
      1995),  and a financial  research analyst for Elder Research (from
      June 1997).

September 30, 2003                                                PS0847.020

                   OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
                  Supplement dated September 30, 2003 to the
             Statement of Additional Information August 22, 2003

   The  section  titled  "Trustees  and  Officers  of the Fund" is  changed as follows:

         The first  sentence  of the fifth  paragraph  on page 25 is  replaced with the following:

            Messrs.  Murphy,  Masterson,   Molleur,   Vottiero,  Wixted,
            Zack, Monoyios and Zavanelli,  and Mses. Bechtolt,  Feld and
            Ives  who are  officers  of the Fund  respectively  hold the same  offices  with one or more of the other  Board II Funds as with the Fund.

         The first sentence  directly above the chart titled  "Officers of the
         Fund" on page 30 is replaced with the following:

            The  address  of the  Officers  in  the  chart  below  is as follows: for Messrs. Monoyios,  Zavanelli,  Molleur and Zack and Ms. Feld, 498 Seventh  Avenue,  New York, NY 10018,  for
            Messrs.  Masterson,  Vottiero and Wixted and Mses.  Bechtolt
            and Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924.

         The  biography  of Charles  Albers is deleted  and the  biography  of
         Nikolaos Monoyios is added on page 30.

         ----------------------------------------------------------------------
                                 Officers of the Fund
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Name,              Principal Occupation(s) During Past 5 Years
         Position(s) Held
         with Fund, Length
         of Service, Age
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Nikolaos D.        Vice President of the Manager (since April 1998);
         Monoyios, Vice     an officer of 4 portfolios in the
         President and      OppenheimerFunds complex; a Certified Financial
         Portfolio Manager  Analyst; formerly a Vice President and portfolio since October 2003 manager for Guardian Investor Services, the
         Age:  54           investment management subsidiary of The Guardian
                            Life Insurance Company (1979 - March 1998).
         ----------------------------------------------------------------------

September 30, 2003                                                PX0847.010